Changes in Balances of Valuation Allowance on Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance of Deferred Tax Assets
Deferred Income Tax Asset [Line Items]
Beginning Balance	$ 3,749	$ 456
Additional allowance	546	3,616	508
Reversal of allowance	(3,214)	(388)
Exchange difference	109	65	(52)
Ending Balance	$ 1,190	$ 3,749	$ 456